INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Property, plant and equipment	$ 89	$ 224
Trademarks and other intangible assets, deferred tax asset	77	68
Equity method investments (including foreign currency translation adjustment), deferred tax asset	209	278
Derivative financial instrument, deferred tax asset	116	43
Other liabilities, deferred tax asset	1,178	1,257
Benefit plans, deferred tax asset	1,808	2,022
Net operating/capital loss carryforwards, deferred tax asset	782	818
Other, deferred tax asset	320	418
Gross deferred tax assets	4,579	5,128
Valuation allowances	(487)	(859)
Total deferred tax assets	4,092	4,269
Deferred tax liabilities:
Property, plant and equipment	(2,204)	(2,039)
Trademarks and other intangible assets, deferred tax liabilities	(4,133)	(4,201)
Equity method investments (including foreign currency translation adjustment), deferred tax liability	(712)	(816)
Derivative financial instruments, deferred tax liabilities	(140)	(129)
Other liabilities, deferred tax liability	(144)	(129)
Benefit plans, deferred tax liability	(495)	(445)
Other, deferred tax liability	(929)	(753)
Total deferred tax liabilities	(8,757)	(8,512)
Net deferred tax liabilities	(4,665)	(4,243)
Noncurrent deferred tax assets recorded in other assets	403	243
Current deferred tax assets recorded in prepaid expenses and other assets	244	227
Current deferred tax liabilities recorded in accounts payable and accrued expenses	331	19
Net deferred tax liabilities located in countries outside the United States	(70)	491
Loss carryforwards	6,494
Loss carryforwards expiring within next five years	279
Schedule of income tax
Favorable impact of tax incentive grants	168	193	145
Effective Income Tax Rate Reconciiliation Preexisting Relationship Charges			37.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Coca-Cola Enterprises Inc.'s ("CCE") North American business
Schedule of income tax
Charge related to preexisting relationships		1	265
Coca Cola Enterprises Inc [Member]
Schedule of income tax
Gain related to remeasurement of our equity investment in CCE to fair value			4,978
Tax benefit related to remeasurement of equity investment to fair value upon acquisition of business			(34)
Coca Cola Enterprises Inc [Member] | Corporate
Schedule of income tax
Gain related to remeasurement of our equity investment in CCE to fair value			4,978
Charge related to preexisting relationships			$ 265